Total Stock Market Index Portfolio Investment Strategy - Portfolio [Member] - Total Stock Market Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the S&P Total Market Index (the “Target Index”), a float-adjusted, market-capitalization weighted index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks. The Target Index consists of substantially all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market. The Fund is a fund of funds and obtains its exposure to the stocks in the Target Index by investing all, or substantially all, of its assets in two Vanguard funds (the “Underlying Funds”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Underlying Funds through which the Fund seeks to track the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.